Financial Instruments (Narrative) (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Four Quarter Rolling Average Of Notional Amount Of Foreign Exchange Contracts Hedging Foreign Currency Transactions	$ 15,600		$ 13,900
Gain on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ 63		$ 53
Notes 1.250% due 2023 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Debt Instrument, Issuance Date	May 22, 2015	May 22, 2015
Proceeds from Issuance of Debt | €		€ 750